Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Prepayments and Other Receivables.
Prepayments	€ 970	€ 2,449
Eli Lilly up-front receivable		56,254
Other receivables	2,635	375
Total Prepayments and Other Receivables	€ 3,605	€ 59,078